Fair value of financial instruments	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
24.	Fair value of financial instruments

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued liabilities, approximate their fair values due to the short- term nature of these instruments.